Statement of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Statement [Abstract]
Net loss	$ (135,198)	$ (273,987)
Other comprehensive income (loss)	0	0
Unrealized gains(losses) arising during the period	(9,536)	3,616
Comprehensive income (loss)	$ (144,734)	$ (270,371)